Onerous Contracts (Tables)	12 Months Ended
Dec. 31, 2021
Onerous Contracts [Abstract]
Schedule of Onerous Contracts
Onerous contracts are comprised of the following:

	As of December 31,
(In $ millions)	2021	2020
Onerous rig contract "Tivar"	16.8	16.8
Onerous rig contract "Vale"	26.9	26.9
Onerous rig contract "Var"	27.6	27.6
Total	71.3	71.3